Cover	12 Months Ended
Jan. 31, 2021
Cover [Abstract]
Document Type	6-K
Document Period End Date	Apr. 29, 2021
Entity File Number	001-39829
Entity Registrant Name	COGNYTE SOFTWARE LTD
Entity Address, Address Line One	33 Maskit
Entity Address, City or Town	Herzliya Pituach
Entity Address, Postal Zip Code	4673333,
Entity Address, Country	IL
Entity Central Index Key	0001824814
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Current Fiscal Year End Date	--01-31